Management remuneration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Management Remuneration
Short-term benefits	R$ 35,717	R$ 31,494	R$ 23,949
Other long-term benefits		1,052	4,544
Share-based payments remuneration	33,926	15,176	6,343
Total compensation	R$ 69,643	R$ 47,722	R$ 34,836